Commitments and Contingencies (Narrative) (FY) (Details)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 02, 2019 ft²	Feb. 01, 2018 ft²	Aug. 31, 2016 ft²	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Lessee, Lease, Description [Line Items]
Monthly rent payable								$ 14,651
Percentage of rent adjusted on annual basis								3.00%
Operating lease liability-right of use remaining lease term								1 year
Operating lease weighted average remaining lease term				1 year 6 months		1 year 6 months		2 years
Operating lease discount rate				7.00%		7.00%		7.00%
Rent expense				$ 52,346	$ 54,698	$ 117,876	$ 107,536	$ 225,274	$ 157,395
Percentage of lease payment in which the present value exceeds the sale price								90.00%
Financing lease liability-right of use remaining lease term								1 year
Financing lease weighted average remaining lease term				2 years 5 months 8 days		2 years 5 months 8 days		2 years 9 months 18 days
Financing lease discount rate				13.20%		13.20%		13.20%
Office Space
Lessee, Lease, Description [Line Items]
Area of property | ft²	2,297	380	7,500
Lease expiration date	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021